Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2020 and 2021:

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥14,891,635	¥17,061,985	¥525,946	¥32,479,566
Debt securities
Japanese national government and Japanese government agency bonds	3,805,039	350,128	—	4,155,167
Japanese prefectural and municipal bonds	—	93,479	—	93,479
Foreign government and official institution bonds	9,356,427	417,766	1,052	9,775,245
Corporate bonds	11	2,537,559	144	2,537,714
Residential mortgage-backed securities	—	9,037,539	—	9,037,539
Asset-backed securities	—	590,556	416,259	1,006,815
Other debt securities	—	7,787	6,651	14,438
Commercial paper	—	2,959,580	—	2,959,580
Equity securities (2)	1,730,158	1,067,591	101,840	2,899,589
Trading derivative assets	216,834	14,680,632	60,108	14,957,574
Interest rate contracts	74,488	10,758,790	13,329	10,846,607
Foreign exchange contracts	1,550	3,723,087	9,046	3,733,683
Equity contracts	140,796	87,285	7,491	235,572
Commodity contracts	—	10	27,492	27,502
Credit derivatives	—	111,460	2,750	114,210
Investment securities:
Available-for-sale debt securities	22,126,881	11,798,392	274,930	34,200,203
Japanese national government and Japanese government agency bonds	19,897,187	3,565,692	—	23,462,879
Japanese prefectural and municipal bonds	—	2,952,820	—	2,952,820
Foreign government and official institution bonds	2,229,694	792,027	15,767	3,037,488
Corporate bonds	—	1,262,718	10,108	1,272,826
Residential mortgage-backed securities	—	1,459,378	15	1,459,393
Commercial mortgage-backed securities	—	380,278	1,977	382,255
Asset-backed securities	—	1,328,601	140,875	1,469,476
Other debt securities	—	56,878	106,188	163,066
Equity securities	4,471,499	296,819	39,963	4,808,281
Marketable equity securities	4,471,499	296,819	—	4,768,318
Nonmarketable equity securities (3)	—	—	39,963	39,963
Other (4)	1,054,186	45,913	36,701	1,136,800

Total	¥42,761,035	¥43,883,741	¥937,648	¥87,582,424

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥555,664	¥3,718	¥—	¥559,382
Trading derivative liabilities	300,215	13,851,205	56,631	14,208,051
Interest rate contracts	153,098	10,038,198	14,079	10,205,375
Foreign exchange contracts	3,360	3,596,589	4,041	3,603,990
Equity contracts	143,757	121,229	11,713	276,699
Commodity contracts	—	14	26,775	26,789
Credit derivatives	—	95,175	23	95,198
Obligation to return securities received as collateral (5)	4,663,068	143,103	—	4,806,171
Other (6)	—	514,003	6,606	520,609

Total	¥5,518,947	¥14,512,029	¥63,237	¥20,094,213

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥18,439,146	¥13,165,127	¥756,413	¥32,360,686
Debt securities
Japanese national government and Japanese government agency bonds	6,800,379	401,454	—	7,201,833
Japanese prefectural and municipal bonds	—	193,936	—	193,936
Foreign government and official institution bonds	9,508,030	450,443	1,280	9,959,753
Corporate bonds	5,123	2,706,611	77	2,711,811
Residential mortgage-backed securities	27	6,166,313	1,000	6,167,340
Asset-backed securities	—	1,045,706	336,811	1,382,517
Other debt securities	—	—	277,635	277,635
Commercial paper	—	1,001,233	—	1,001,233
Equity securities (2)	2,125,587	1,199,431	139,610	3,464,628
Trading derivative assets	136,515	11,774,865	70,058	11,981,438
Interest rate contracts	23,906	7,673,031	21,018	7,717,955
Foreign exchange contracts	929	3,896,713	12,520	3,910,162
Equity contracts	111,680	113,586	6,309	231,575
Commodity contracts	—	1	26,896	26,897
Credit derivatives	—	91,534	2,354	93,888
Other (7)	—	—	961	961
Investment securities:
Available-for-sale debt securities	34,010,613	12,817,584	289,616	47,117,813
Japanese national government and Japanese government agency bonds	32,073,409	3,199,802	—	35,273,211
Japanese prefectural and municipal bonds	—	3,731,513	—	3,731,513
Foreign government and official institution bonds	1,937,204	973,041	16,718	2,926,963
Corporate bonds	—	1,134,108	162	1,134,270
Residential mortgage-backed securities	—	1,467,115	15	1,467,130
Commercial mortgage-backed securities	—	462,966	1,599	464,565
Asset-backed securities	—	1,247,565	136,920	1,384,485
Other debt securities	—	37,376	134,202	171,578
Commercial paper	—	564,098	—	564,098
Equity securities	5,530,077	229,415	45,569	5,805,061
Marketable equity securities	5,530,077	229,415	—	5,759,492
Nonmarketable equity securities (3)	—	—	45,569	45,569
Other (4)	1,202,230	42,687	18,784	1,263,701

Total	¥59,318,581	¥38,029,678	¥1,180,440	¥98,528,699

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥260,149	¥989	¥—	¥261,138
Trading derivative liabilities	150,750	11,560,634	45,031	11,756,415
Interest rate contracts	10,696	7,343,594	6,839	7,361,129
Foreign exchange contracts	977	4,015,927	5,237	4,022,141
Equity contracts	139,077	92,655	5,686	237,418
Commodity contracts	—	1	26,959	26,960
Credit derivatives	—	108,457	83	108,540
Other (7)	—	—	227	227
Obligation to return securities received as collateral (5)	6,484,452	97,307	—	6,581,759
Other (6)	—	558,553	(2,212)	556,341

Total	¥6,895,351	¥12,217,483	¥42,819	¥19,155,653

Notes:
(1)	Includes securities measured under the fair value option.
(2)	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥66,918 million and ¥102,255 million at March 31, 2020 and 2021, respectively. The amounts of unfunded commitments related to these private equity funds were ¥102,743 million and ¥97,413 million at March 31, 2020 and 2021, respectively.
(3)	Excludes certain investments valued at net asset value of real estate funds and private equity
and
 other funds whose fair values at March 31, 2020 were ¥23,233 million and ¥18,862 million, respectively, and those at March 31, 2021 were ¥ 27,395 million and ¥34,390 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity
and
other funds at March 31, 2020 were ¥1,494 million and nil, respectively, and those at March 31, 2021 were ¥1,006 million and ¥4,758 million, respectively.
(4)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.
(5)	Included in Other liabilities.
(6)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(7)	For the period ended March 31, 2021, certain derivatives such as earthquake derivatives previously included in Commodity contracts are separately disclosed in Other of Trading derivative assets and liabilities.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2019	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2020	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2020
		Included in earnings		Included in other comprehensive income
	(in millions)
Asset s
Trading account assets:
Trading securities (1)	¥785,326	¥(22,419	) (2)	¥—	¥227,656	¥—	¥(214,183)	¥(225,980)	¥52,140		¥(76,594)		¥525,946	¥(18,915	) (2)
Debt securities
Foreign government and official institution bonds	792	589		—	93,957	—	(92,748)	(18)	—		(1,520)		1,052	(12)
Corporate bonds	31,384	(279)		—	631	—	(3,937)	(4,721)	24,882	(5)	(47,816	) (5)	144	(13)
Residential mortgage-backed securities	35,181	(695)		—	—	—	(23,837)	(10,649)	—		—		—	—
Asset-backed securities	627,678	(23,494)		—	113,239	—	(93,655)	(207,509)	—		—		416,259	(18,815)
Other debt securities	35,148	(1,239)		—	—	—	—	—	—		(27,258	) (8)	6,651	(387)
Equity securities	55,143	2,699		—	19,829	—	(6)	(3,083)	27,258	(8)	—		101,840	312
Trading derivatives—net	36,170	4,503	(2)	178	714	(1,449)	—	(33,463)	40,857		(44,033)		3,477	(16,742	) (2)
Interest rate contracts—net	(4,189)	21,290		(24)	—	—	—	(12,025)	2,254		(8,056)		(750)	8,046
Foreign exchange contracts—net	18,191	(21,429)		89	3	—	—	4,858	35,444	(5)	(32,151	) (5)	5,005	(21,483)
Equity contracts—net	2,862	5,188		110	96	(777)	—	(11,305)	(41)		(355)		(4,222)	(2,846)
Commodity contracts—net	949	(174)		(1)	615	(672)	—	—	—		—		717	(167)
Credit derivatives—net	18,357	(372)		4	—	—	—	(14,991)	3,200		(3,471)		2,727	(292)
Investment securities:
Available-for-sale debt securities	283,434	(2,402	) (3)	804	281,041	—	(24)	(300,023)	15,201		(3,101)		274,930	(934	) (3)
Foreign government and official institution bonds	19,246	—		1,625	828	—	—	(5,932)	—		—		15,767	—
Corporate bonds	4,196	(458)		342	663	—	(1)	(6,734)	15,201	(5)	(3,101	) (5)	10,108	(934)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,038	—		125	—	—	(23)	(163)	—		—		1,977	—
Asset-backed securities	131,455	(1,944)		(1,085)	274,110	—	—	(261,661)	—		—		140,875	—
Other debt securities	126,484	—		(203)	5,440	—	—	(25,533)	—		—		106,188	—
Equity securities	27,820	2,585	(3)	—	12,718	—	(2,527)	(35)	—		(598)		39,963	863	(3)
Nonmarketable equity securities	27,820	2,585		—	12,718	—	(2,527)	(35)	—		(598)		39,963	863
Other	32,378	(10,105	) (7)	(375)	44,324	—	(29,334)	(187)	—		—		36,701	(10,136	) (7)

Total	¥1,165,128	¥(27,838)		¥607	¥566,453	¥(1,449)	¥(246,068)	¥(559,688)	¥108,198		¥(124,326)		¥881,017	¥(45,864)

Liabilities
Other	¥65,648	¥(5,388	) (4)	¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333	(6)	¥(46,302	) (6)	¥6,606	¥9,648	(4)

Total	¥65,648	¥(5,388)		¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333		¥(46,302)		¥6,606	¥9,648

	March 31, 2020	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2021	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2021
		Included in earnings		Included in other comprehensive income
	(in millions)
Asset s
Trading account assets:
Trading securities (1)	¥525,946	¥21,730	(2)	¥—	¥352,917	¥—	¥(189,980)	¥(117,399)	¥190,391		¥(27,192)		¥756,413	¥23,477	(2)
Debt securities
Foreign government and official institution bonds	1,052	625		—	49,637	—	(49,927)	(59)	—		(48)		1,280	159
Corporate bonds	144	31		—	82	—	(180)	—	—		—		77	(5)
Residential mortgage-backed securities	—	—		—	51,533	—	(50,533)	—	—		—		1,000	—
Asset-backed securities	416,259	12,808		—	106,308	—	(83,700)	(114,864)	—		—		336,811	16,309
Other debt securities	6,651	11,096		—	69,499	—	—	—	190,389	(8)	—		277,635	11,096
Equity securities	101,840	(2,830)		—	75,858	—	(5,640)	(2,476)	2		(27,144	) (8)	139,610	(4,082)
Trading derivatives—net	3,477	45,361	(2)	(104)	597	(653)	—	(20,689)	(2,159)		(803)		25,027	31,184	(2)
Interest rate contracts—net	(750)	14,401		(32)	—	—	—	1,405	(99)		(746)		14,179	11,807
Foreign exchange contracts—net	5,005	3,743		(128)	—	—	—	140	(1,480)		3		7,283	3,812
Equity contracts—net	(4,222)	27,299		55	3	—	—	(21,944)	(580)		12		623	15,660
Commodity contracts—net	(65)	1		1	—	—	—	—	—		—		(63)	1
Credit derivatives—net	2,727	(166)		—	—	—	—	(290)	—		—		2,271	(182)
Other—net (9)	782	83		—	594	(653)	—	—	—		(72)		734	86
Investment securities:
Available-for-sale debt securities	274,930	6,710	(3)	(14,559)	308,672	—	(11)	(276,234)	70		(9,962)		289,616	(2,779	) (3)
Foreign government and official institution bonds	15,767	—		(888)	3,518	—	—	(1,679)	—		—		16,718	473
Corporate bonds	10,108	(8)		(1)	—	—	—	(45)	70		(9,962	) (5)	162	(10)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,977	—		(346)	—	—	(11)	(21)	—		—		1,599	(163)
Asset-backed securities	140,875	6,718		(7,958)	267,767	—	—	(270,482)	—		—		136,920	(4,047)
Other debt securities	106,188	—		(5,366)	37,387	—	—	(4,007)	—		—		134,202	968
Equity securities	39,963	(3,231	) (3)	—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150	) (3)
Nonmarketable equity securities	39,963	(3,231)		—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150)
Other	36,701	(18,626	) (7)	(1,349)	2,346	—	(18)	(270)	—		—		18,784	(18,620	) (7)

Total	¥881,017	¥51,944		¥(16,012)	¥675,013	¥(653)	¥(191,734)	¥(414,592)	¥188,587		¥(38,161)		¥1,135,409	¥29,112

Liabilities
Other	¥6,606	¥(32,946	) (4)	¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686	) (6)	¥(10,654	) (6)	¥(2,212)	¥(17,043	) (4)

Total	¥6,606	¥(32,946)		¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686)		¥(10,654)		¥(2,212)	¥(17,043)

Notes:
(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)	Included in Trading account profits (losses)—net.
(5)	Transfers into (out of) Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input. For the fiscal year ended March 31, 2020, transfers into (out of) Level 3 for Corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party vendors. For the fiscal year ended March 31, 2021, transfers out of Level 3 for Corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public
companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.
(6)	Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)	Included in Fees and commissions income and Other non-interest income.
(8)	Transfers relate to the reclassification of certain securities.
(9)	For the fiscal year ended March 31, 2021, certain derivatives such as earthquake derivatives previously included in Commodity contracts—net are separately disclosed in Other—net of Trading derivatives—net.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2020				2021
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities (1)(2)	¥—	¥15,473	¥2,703	¥18,176	¥—	¥32,421	¥8,357	¥40,778
Loans	2,548	9,199	260,282	272,029	2,667	5,125	255,676	263,468
Loans held for sale	—	—	73,573	73,573	—	—	52,159	52,159
Collateral dependent loans	2,548	9,199	186,709	198,456	2,667	5,125	203,517	211,309
Premises and equipment	—	—	37,109	37,109	—	—	15,243	15,243
Intangible assets	—	—	453	453	—	—	2,421	2,421
Goodwill	—	—	283,032	283,032	—	—	132,976	132,976
Other assets	73,015	—	18,609	91,624	111,626	33,840	24,512	169,978
Investments in equity method investees (1)	73,015	—	5,911	78,926	111,626	33,840	8,384	153,850
Other	—	—	12,698	12,698	—	—	16,128	16,128

Total	¥75,563	¥24,672	¥602,188	¥702,423	¥114,293	¥71,386	¥439,185	¥624,864

Notes:
(1)	Excludes certain investments valued at net asset value of ¥12,935 million and ¥24,319 million at March 31, 2020 and 2021, respectively. The unfunded commitments related to these investments are ¥17,216 million and ¥19,101 million at March 31, 2020 and 2021, respectively. These investments are in private equity funds.
(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2020	2021
	(in millions)
Investment securities	¥(2,171)	¥(16,522)
Loans	47,359	116,849
Loans held for sale	4,688	959
Collateral dependent loans	42,671	115,890
Premises and equipment	16,517	11,548
Intangible assets	3,732	19,200
Goodwill	383,810	147,564
Other assets	46,237	111,374
Investments in equity method investees	21,672	53,758
Other	24,565	57,616

Total	¥495,484	¥390,013

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2019			2020			2021
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities (1)	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267

Total	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267

Financial liabilities:
Other short-term borrowings (2)	¥(5,559)	¥—	¥(5,559)	¥5,194	¥—	¥5,194	¥(6,484)	¥—	¥(6,484)
Long-term debt (2)	(8,322)	—	(8,322)	(8,087)	—	(8,087)	1,523	—	1,523

Total	¥(13,881)	¥—	¥(13,881)	¥(2,893)	¥—	¥(2,893)	¥(4,961)	¥—	¥(4,961)

Notes:
(1)	Excludes Danamon’s equity securities. See Note 2 for reference.
(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2020			2021
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥319,149	¥304,067	¥(15,082)	¥420,227	¥402,823	¥(17,404)

Total	¥319,149	¥304,067	¥(15,082)	¥420,227	¥402,823	¥(17,404)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2020		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,283	¥33,283	¥33,283	¥—	¥—
Interest-earning deposits in other banks	45,267	45,267	—	45,267	—
Call loans and funds sold	1,169	1,169	—	1,169	—
Receivables under resale agreements	23,996	23,996	—	23,996	—
Receivables under securities borrowing transactions	3,444	3,444	—	3,444	—
Investment securities	4,166	4,178	1,134	1,042	2,002
Loans, net of allowance for credit losses (1)	117,373	118,497	3	259	118,235
Other financial assets (2)	8,494	8,494	—	8,494	—
Financial liabilities:
Deposits
Non-interest-bearing	¥33,382	¥33,382	¥—	¥33,382	¥—
Interest-bearing	170,574	170,631	—	170,631	—
Total deposits	203,956	204,013	—	204,013	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	31,850	31,850	—	31,850	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	19,057	19,057	—	19,057	—
Long-term debt	27,772	27,941	—	27,941	—
Other financial liabilities	7,139	7,139	—	7,139	—

	Carrying amount	Estimated fair value
At March 31, 2021		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥49,977	¥49,977	¥49,977	¥—	¥—
Interest-earning deposits in other banks	53,347	53,347	—	53,347	—
Call loans and funds sold	1,256	1,256	—	1,256	—
Receivables under resale agreements	13,780	13,780	—	13,780	—
Receivables under securities borrowing transactions	3,370	3,370	—	3,370	—
Investment securities	3,904	3,939	1,123	780	2,036
Loans, net of allowance for credit losses (1)	114,350	115,709	3	298	115,408
Other financial assets (2)	8,108	8,108	—	8,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,521	¥38,521	¥—	¥38,521	¥—
Interest-bearing	190,695	190,712	—	190,712	—
Total deposits	229,216	229,233	—	229,233	—
Call money and funds purchased	2,354	2,354	—	2,354	—
Payables under repurchase agreements	24,568	24,568	—	24,568	—
Payables under securities lending transactions	843	843	—	843	—
Due to trust account and other short-term borrowings	17,883	17,883	—	17,883	—
Long-term debt	34,773	35,042	—	35,042	—
Other financial liabilities	7,027	7,027	—	7,027	—

Notes:
(1)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes investments in equity method investees of ¥2,421 billion and ¥2,560 billion at March 31, 2020 and 2021, respectively.

Fair Value, Measurements, Recurring [Member]
Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥15,767	Return on equity method	Probability of default	0.2%~1.3%	0.4%
			Recovery rate	55.0%~90.0%	69.9%
			Market-required return on capital	8.0%~10.0%	9.9%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	92,025	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	68.2%
	389,170	Internal model (4)	Asset correlations	1.0%	1.0%
			Discount factor	1.1%~1.4%	1.4%
			Prepayment rate	21.0%	21.0%
			Probability of default	0.0%~99.0%	— (3)
			Recovery rate	57.8%	57.8%
Other debt securities	6,651	Discounted cash flow	Liquidity premium	2.4%	2.4%
	86,734	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	60.0%~90.0%	79.8%
			Market-required return on capital	8.0%~10.0%	9.4%
Equity securities	27,144	Discounted cash flow	Liquidity premium	1.0%	1.0%

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(728)	Option model	Correlation between interest rates	32.9%~62.5%
			Correlation between interest rate and foreign exchange rate	16.7%~60.0%
			Volatility	0.0%~100.0%
Foreign exchange contracts—net	5,005	Option model	Correlation between interest rates	30.0%~70.0%
			Correlation between interest rate and foreign exchange rate	15.8%~60.0%
			Correlation between foreign exchange rates	60.0%
			Volatility	7.5%~17.0%
Equity contracts—net	(10,038)	Option model	Correlation between foreign exchange rate and equity	(58.4)%~56.9%
			Correlation between equities	19.5%~81.0%
			Volatility	24.2%~32.0%
	6,166	Discounted cash flow	Term of litigation	0.1 year~1.1 years

At March 31, 2021	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥16,718	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	89,607	Discounted cash flow	Probability of default	4.3%~4.9%	4.7%
			Recovery rate	78.0%~96.6%	90.6%
	279,547	Internal model (4)	Asset correlations	3.0%	3.0%
			Discount factor	1.3%~1.6%	1.3%
			Prepayment rate	18.3%	18.3%
			Probability of default	0.0%~83.7%	— (3)
			Recovery rate	57.4%	57.4%
Other debt securities	313,895	Discounted cash flow	Liquidity premium	1.0%~3.2%	2.9%
	79,541	Return on equity method	Probability of default	0.0%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	78.8%
			Market-required return on capital	8.0%~10.0%	10.0%

At March 31, 2021	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Median (2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,841	Option model	Correlation between interest rates	30.0%~ 61.9%	44.8%
			Correlation between interest rate and foreign exchange rate	15.1%~ 60.0%	41.6%
			Volatility	0.0%~ 100.0%	65.0%
Foreign exchange contracts—net	7,283	Option model	Correlation between interest rates	10.0%~ 70.0%	51.0%
			Correlation between interest rate and foreign exchange rate	0.0%~ 60.0%	38.9%
			Correlation between foreign exchange rates	50.0%~ 70.6%	66.4%
			Volatility	9.5%~ 22.1%	13.7%
Equity contracts—net	(4,597)	Option model	Correlation between foreign exchange rate and equity	(58.4) %~ 55.0%	26.2%
			Correlation between equities	15.0%~ 95.0%	54.0%
			Volatility	27.5%~ 40.0%	31.8%
	5,557	Discounted cash flow	Term of litigation	0.0 year~1.2 years	0.6 year

Notes:
(1)	The fair value as of March 31, 2020 and 2021 excludes the fair value of investments valued using vendor prices.
(2)	Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)	See “Probability of default” in “Changes in and range of unobservable inputs”.
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities”.